Operating assets and liabilities - Leases - Cash Flow Statement (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 DKK (kr)
Subclassifications of assets, liabilities and equities [abstract]
Total cash outflow for leases	kr 1,295